INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets
Net book value	$ 8,256	$ 8,098
Unfavorable contract with customer, current	15,767	15,767
Unfavorable contract with customer, noncurrent	63,830	71,681
Amortization income of unfavorable contract liabilities	7,900	17,000
Accumulated amortization	22,791	21,706
Intangible assets, net	1,870	629
Intangible assets, impairment loss, cumulative amount	0	0
Carbon credit
Finite-Lived Intangible Assets
Intangible assets, net	1,900	600
Amortization of intangible assets and liabilities arising from charter agreements, net
Finite-Lived Intangible Assets
Amortization income	7,300	16,000
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Net book value	2,757	3,300
Accumulated amortization	16,143
Intangible assets, net	0
Favorable contracts
Finite-Lived Intangible Assets
Accumulated amortization	500	1,000
Customer Relationships and Assembled Workforce
Finite-Lived Intangible Assets
Amortization expense	$ 500	$ 1,700